Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	fis_SupplementTextBlock	Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2015

The Board of Trustees (the "Board") of the Federated Insurance Series (the "Trust”) on behalf of its series, Federated Prime Money Fund II (the "Fund") approved a proposal to modify the Fund’s fundamental concentration policy to eliminate the requirement that the Fund invest at least 25% of its assets in the financial services industry (the Proposal").

A special meeting of shareholders of the Fund was held on November 20, 2015, and the Proposal was approved. The Fund will make other changes necessary to operate as a government money market fund, including but not limited to: (i) adopting a principal investment strategy (and a non-fundamental investment policy) to normally invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized by cash or government securities; and (ii) changing its name to "Federated Government Money Fund II."

Once converted to a government money market fund, the Fund will continue to utilize amortized cost accounting and transact at a stable $1.00 net asset value. Government money market funds are exempt from certain requirements of the 2014 provisions of Rule 2a-7 under the Investment Company Act of 1940 that permit money market funds to impose a liquidity fee and/or temporary redemption gates. As a government money market fund, the Fund will not be required to impose liquidity fees and/or temporary redemption gates.

The Board has also approved the designation of the existing share class (previously unnamed) as Service Shares and the addition of a new share class, Primary Shares.

The Fund currently anticipates that these changes will be fully implemented by April 30, 2016.

Gradual Transition of the Portfolio

The Fund's Adviser, Federated Investment Management Company, will begin to gradually implement changes to the Fund's portfolio in order to provide the most efficient transition. As a result, it is expected that the Fund gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new 99.5% allocation on or about April 30, 2016, but may transition sooner, based on market circumstances or other factors as determined by Federated Investment Management Company (the "Adviser"). Because the yields on government securities generally may be expected to be lower than the yields on comparable nongovernment securities, Fund's yield would decrease as more assets are invested in government securities without additional waivers by the Adviser, and certain of its affiliates. The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses, as outlined in the prospectus.
Federated Prime Money Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fis_SupplementTextBlock	Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2015

The Board of Trustees (the "Board") of the Federated Insurance Series (the "Trust”) on behalf of its series, Federated Prime Money Fund II (the "Fund") approved a proposal to modify the Fund’s fundamental concentration policy to eliminate the requirement that the Fund invest at least 25% of its assets in the financial services industry (the Proposal").

A special meeting of shareholders of the Fund was held on November 20, 2015, and the Proposal was approved. The Fund will make other changes necessary to operate as a government money market fund, including but not limited to: (i) adopting a principal investment strategy (and a non-fundamental investment policy) to normally invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized by cash or government securities; and (ii) changing its name to "Federated Government Money Fund II."

Once converted to a government money market fund, the Fund will continue to utilize amortized cost accounting and transact at a stable $1.00 net asset value. Government money market funds are exempt from certain requirements of the 2014 provisions of Rule 2a-7 under the Investment Company Act of 1940 that permit money market funds to impose a liquidity fee and/or temporary redemption gates. As a government money market fund, the Fund will not be required to impose liquidity fees and/or temporary redemption gates.

The Board has also approved the designation of the existing share class (previously unnamed) as Service Shares and the addition of a new share class, Primary Shares.

The Fund currently anticipates that these changes will be fully implemented by April 30, 2016.

Gradual Transition of the Portfolio

The Fund's Adviser, Federated Investment Management Company, will begin to gradually implement changes to the Fund's portfolio in order to provide the most efficient transition. As a result, it is expected that the Fund gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new 99.5% allocation on or about April 30, 2016, but may transition sooner, based on market circumstances or other factors as determined by Federated Investment Management Company (the "Adviser"). Because the yields on government securities generally may be expected to be lower than the yields on comparable nongovernment securities, Fund's yield would decrease as more assets are invested in government securities without additional waivers by the Adviser, and certain of its affiliates. The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses, as outlined in the prospectus.